Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Renaissance IPO ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Renaissance IPO ETF | Renaissance IPO Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	(6.31%)	8.79%
Renaissance IPO ETF | Renaissance IPO ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.36%	(6.51%)	8.46%
Renaissance IPO ETF | Renaissance IPO ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.08%	(6.57%)	8.37%
Renaissance IPO ETF | Renaissance IPO ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.18%	(4.81%)	6.89%
Renaissance International IPO ETF | MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.11%	8.46%	8.95%
Renaissance International IPO ETF | Renaissance International IPO Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		39.14%	(12.87%)	0.88%
Renaissance International IPO ETF | Renaissance International IPO ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		37.96%	(13.92%)	(0.28%)
Renaissance International IPO ETF | Renaissance International IPO ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	37.29%	(14.01%)	(0.51%)
Renaissance International IPO ETF | Renaissance International IPO ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.42%	(9.77%)	(0.15%)

[1]	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.